FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Brazilian government bonds	R$ 395,031,887	R$ 263,224,363
Bank debt securities	43,367,217	36,983,297
Corporate debt and marketable equity securities	69,444,655	41,637,680
Mutual funds	18,840,361	9,368,468
Brazilian sovereign bonds	188,999	366,034
Foreign governments securities	66,555	468,521
Derivative financial instruments	20,850,095	19,834,985
Total	R$ 547,789,769	R$ 371,883,348